CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (FY) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Collaboration revenue				$ 9,160
Operating expenses:
Research and development	$ 3,715	$ 9,645	$ 30,875	59,652
General and administrative	5,644	5,999	23,679	24,925
Restructuring and other charges	1,435	2,582	4,419
Total operating expenses	10,794	18,226	58,973	84,577
Loss from operations	(10,794)	(18,226)	(58,973)	(75,417)
Other income (expense):
Investment income	1,418	2,114	7,373	7,111
Other income (expense), net	785	(7)	2,518	(22)
Total other income, net	2,203	2,107	9,891	7,089
Loss before income taxes	(8,591)	(16,119)	(49,082)	(68,328)
Income tax benefit (expense)	28	27	(152)	162
Net loss	(8,619)	(16,146)	(49,234)	(68,166)
Other comprehensive income:
Unrealized gain on marketable securities	31	(265)	116	715
Total comprehensive loss	$ (8,588)	$ (16,411)	$ (49,118)	$ (67,451)
Net loss per share:
Net loss per share, basic	$ (0.18)	$ (0.33)	$ (1.02)	$ (1.63)
Net loss per share, diluted	$ (0.18)	$ (0.33)	$ (1.02)	$ (1.63)
Weighted-average common shares outstanding, basic	48,258,111	48,258,111	48,258,111	41,735,081
Weighted-average common shares outstanding, diluted	48,258,111	48,258,111	48,258,111	41,735,081